Income Taxes - Schedule of Effective Tax Rate (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Income tax by applying the weighted average statutory rate	30.00%	30.00%	30.00%
Effects of inflation over monetary assets	(4.50%)	(6.00%)	(10.70%)
(Unrecognized) applied tax loss carryforwards	(0.00%)	(1.10%)	2.00%
Tax rate change			1.90%
Employee benefits	(0.10%)	0.20%	(0.10%)
Other	(0.20%)	(0.30%)	(3.50%)
Effective tax rate	25.20%	22.80%	19.60%
'Income before income taxes	$ 12,275,686	$ 7,829,263	$ 2,385,770
Income tax by applying the weighted average statutory rate	3,682,706	2,348,779	715,731
Effects of inflation over monetary assets	(547,859)	(469,823)	(255,946)
(Unrecognized) applied tax loss carryforwards	(6,105)	(89,782)	48,041
Tax rate change			45,220
Employee benefits	(9,553)	14,949	(3,127)
Other	(28,977)	(18,577)	(82,852)
Income tax	$ 3,090,212	$ 1,785,546	$ 467,067